Short-Term Investments	12 Months Ended
Sep. 30, 2022
Short-Term Invstment [Abstract]
SHORT-TERM INVESTMENTS

NOTE 8 — SHORT-TERM INVESTMENTS

The Company’s short-term investments consist of wealth management financial products purchased from financial institution, which can be redeemed anytime at the Company’s discretion. The financial institution invests the Company’s fund in certain financial instruments including money market funds and bonds to generate investment income. Short-term investments consisted of the following:

	September 30, 2022	September 30, 2021
Beginning balance	$13,725,204	$-
Add: purchase wealth management financial products		15,330,660
Less: redemption		(1,801,927)
Accrued investment income (loss)	(470,477)	239,549
Foreign currency translation adjustments	(106,133)	(43,078)
Ending balance of short-term investments	$13,148,594	$13,725,204

Investment income (loss) generated from such short-term investments amounted to ($470,477), $239,549 and Nil for the years ended September 30, 2022, 2021 and 2020, respectively.